Interest in Joint Operation - Narrative (Details)			101 Months Ended
	May 05, 2025	Dec. 13, 2016	May 05, 2025
Gold Road
Disclosure of joint operations [line items]
Percentage of voting equity interests acquired	100.00%		100.00%
Gruyere Gold project
Disclosure of joint operations [line items]
Percentage of ownership in joint operation	50.00%	50.00%	50.00%
Gruyere Gold project | Gold Road
Disclosure of joint operations [line items]
Interest in joint venture (in percent)	50.00%